UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854

13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kip Allardt
Title:      Chief Operating Officer
Phone:      (203) 838-3188

Signature, Place and Date of Signing:


/s/ Kip Allardt             South Norwalk, Connecticut        August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total: $5,319,801
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-12213               Discovery Global Opportunity Master Fund, Ltd.

2.    028-14841               Discovery Global Focus Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2012
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/ INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT    PRN CALL DISCRETION MNGRS    SOLE      SHARED NONE
--------------                --------------     -----      -------   -------    --- ---- ---------- -----    ----      ------ ----
ALLSTATE CORP                 COM               020002101     71,227   2,029,250 SH       DEFINED    1,2       2,029,250
APPLE INC                     COM               037833100  1,141,108   1,953,952 SH       DEFINED    1,2       1,953,952
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT    05967A107     17,050   2,200,000 SH       DEFINED    1,2       2,200,000
BANCOLOMBIA S A               SPON ADR PREF     05968L102     10,820     175,000 SH       DEFINED    1,2         175,000
BITAUTO HLDGS LTD             SPONSORED ADS     091727107        916     224,082 SH       DEFINED    1,2         224,082
BRISTOL MYERS SQUIBB CO       COM               110122108    165,244   4,596,500 SH       DEFINED    1,2       4,596,500
CAMELOT INFORMATION SYS INC   ADS RP ORD SHS    13322V105      3,137   1,352,259 SH       DEFINED    1,2       1,352,259
CAPITAL ONE FINL CORP         COM               14040H105     79,995   1,463,500 SH       DEFINED    1,2       1,463,500
COACH INC                     COM               189754104     47,520     812,590 SH       DEFINED    1,2         812,590
COBALT INTL ENERGY INC        COM               19075F106      2,927     124,644 SH       DEFINED    1,2         124,644
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104      4,937     130,000 SH       DEFINED    1,2         130,000
CONCHO RES INC                COM               20605P101     38,840     456,300 SH       DEFINED    1,2         456,300
EBAY INC                      COM               278642103    143,546   3,416,141 SH       DEFINED    1,2       3,416,141
EOG RES INC                   COM               26875P101      7,659      85,000 SH       DEFINED    1,2          85,000
EQUINIX INC                   COM NEW           29444U502     22,631     128,842 SH       DEFINED    1,2         128,842
FACEBOOK INC                  CL A              30303M102     37,985   1,221,571 SH       DEFINED    1,2       1,221,571
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109     79,417   3,382,324 SH       DEFINED    1,2       3,382,324
GRUPO TELEVISA SA             SPON ADR REP ORD  40049J206     21,470   1,000,000 SH       DEFINED    1,2       1,000,000
HOLLYFRONTIER CORP            COM               436106108     19,593     553,000 SH       DEFINED    1,2         553,000
HUMANA INC                    COM               444859102     46,456     599,900 SH       DEFINED    1,2         599,900
HYPERDYNAMICS CORP            COM               448954107      1,131   1,350,000 SH       DEFINED    1,2       1,350,000
IMPERIAL HLDGS INC            COM               452834104      6,703   1,750,000 SH       DEFINED    1,2       1,750,000
ISHARES TR                    MSCI EMERG MKT    464287234     71,678   1,828,999 SH       DEFINED    1,2       1,828,999
ISHARES TR                    MSCI EMERG MKT    464287234     70,434   1,800,000     PUT  DEFINED    1,2       1,800,000
LAN AIRLINES S A              SPONSORED ADR     501723100      8,088     309,880 SH       DEFINED    1,2         309,880
LAS VEGAS SANDS CORP          COM               517834107     42,329     973,300 SH       DEFINED    1,2         973,300
LENNAR CORP                   CL A              526057104     31,302   1,012,695 SH       DEFINED    1,2       1,012,695
LG DISPLAY CO LTD             SPONS ADR REP     50186V102        945     100,000 SH       DEFINED    1,2         100,000
LORILLARD INC                 COM               544147101     25,730     195,000 SH       DEFINED    1,2         195,000
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100     42,364   1,052,000 SH       DEFINED    1,2       1,052,000
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589     28,276   1,475,000 SH       DEFINED    1,2       1,475,000
MELCO CROWN ENTMT LTD         ADR               585464100     22,675   1,970,000 SH       DEFINED    1,2       1,970,000
MGIC INVT CORP WIS            COM               552848103      5,184   1,800,000 SH       DEFINED    1,2       1,800,000
MICHAEL KORS HLDGS LTD        SHS               G60754101     24,058     575,000 SH       DEFINED    1,2         575,000
MICRON TECHNOLOGY INC         COM               595112103     20,299   3,216,968 SH       DEFINED    1,2       3,216,968
MICROSOFT CORP                COM               594918104    284,074   9,286,500 SH       DEFINED    1,2       9,286,500
NATIONAL OILWELL VARCO INC    COM               637071101     22,019     341,750 SH       DEFINED    1,2         341,750
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107     34,348   1,401,948 SH       DEFINED    1,2       1,401,948
NIKE INC                      CL B              654106103    131,047   1,492,900 SH       DEFINED    1,2       1,492,900
NVIDIA CORP                   COM               67066G104     22,112   1,600,000 SH       DEFINED    1,2       1,600,000
OIL STS INTL INC              COM               678026105     12,346     186,500 SH       DEFINED    1,2         186,500
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408     70,162   3,738,000 SH       DEFINED    1,2       3,738,000
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101     52,153   2,875,000 SH       DEFINED    1,2       2,875,000
PFIZER INC                    COM               717081103    251,068  10,916,000 SH       DEFINED    1,2      10,916,000
PFIZER INC                    COM               717081103     46,000   2,000,000     CALL DEFINED    1,2       2,000,000
PIONEER NAT RES CO            COM               723787107     29,550     335,000 SH       DEFINED    1,2         335,000
PNC FINL SVCS GROUP INC       COM               693475105     45,681     747,525 SH       DEFINED    1,2         747,525
PRICELINE COM INC             COM NEW           741503403     88,787     133,610 SH       DEFINED    1,2         133,610
QUALCOMM INC                  COM               747525103    492,571   8,846,459 SH       DEFINED    1,2       8,846,459
QUALCOMM INC                  COM               747525103     83,520   1,500,000     CALL DEFINED    1,2       1,500,000
RDA MICROELECTRONICS INC      SPONSORED ADR     749394102      1,506     150,000 SH       DEFINED    1,2         150,000
RESEARCH IN MOTION LTD        COM               760975102     49,055   6,638,000 SH       DEFINED    1,2       6,638,000
SALIX PHARMACEUTICALS INC     COM               795435106    145,653   2,675,475 SH       DEFINED    1,2       2,675,475
SANDISK CORP                  COM               80004C101     19,517     535,000 SH       DEFINED    1,2         535,000
SCHLUMBERGER LTD              COM               806857108     13,466     207,462 SH       DEFINED    1,2         207,462
SHERWIN WILLIAMS CO           COM               824348106     98,932     747,500 SH       DEFINED    1,2         747,500
SINA CORP                     ORD               G81477104     53,919   1,040,700 SH       DEFINED    1,2       1,040,700
SPRINT NEXTEL CORP            COM SER 1         852061100     58,541  17,957,360 SH       DEFINED    1,2      17,957,360
STMICROELECTRONICS N V        NY REGISTRY       861012102      2,513     462,000 SH       DEFINED    1,2         462,000
SUNCOR ENERGY INC NEW         COM               867224107     86,932   3,002,834 SH       DEFINED    1,2       3,002,834
TAKE-TWO INTERACTIVE SOFTWAR  COM               874054109      1,892     200,000 SH       DEFINED    1,2         200,000
TRANSOCEAN LTD                REG SHS           H8817H100     51,842   1,159,000 SH       DEFINED    1,2       1,159,000
TUDOU HLDGS LTD               SPONSORED ADS     89903T107     16,126     481,084 SH       DEFINED    1,2         481,084
UNITEDHEALTH GROUP INC        COM               91324P102     78,497   1,341,600 SH       DEFINED    1,2       1,341,600
UNIVERSAL DISPLAY CORP        COM               91347P105    216,239   6,016,656 SH       DEFINED    1,2       6,016,656
VIMPELCOM LTD                 SPONSORED ADR     92719A106     31,902   3,933,675 SH       DEFINED    1,2       3,933,675
VISA INC                      COM CL A          92826C839    221,434   1,791,100 SH       DEFINED    1,2       1,791,100
WATSON PHARMACEUTICALS INC    COM               942683103     58,161     786,068 SH       DEFINED    1,2         786,068
XUEDA ED GROUP                SPONSORED ADR     98418W109      1,057     270,380 SH       DEFINED    1,2         270,380
YANDEX N V                    SHS CLASS A       N97284108     60,744   3,193,706 SH       DEFINED    1,2       3,193,706
YM BIOSCIENCES INC            COM               984238105     22,760  11,494,976 SH       DEFINED    1,2      11,494,976